Note 12 - Lease Obligations	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Capital Leases in Financial Statements of Lessee Disclosure [Text Block]
NOTE 12 –LEASE OBLIGATIONS

A.   CAPITALIZED LEASE OBLIGATIONS

In 2009, the Company acquired $27,401 of  property and equipment via capitalized lease obligations at an average interest rate of 18.4%. Total lease payments made in for the six months ended June 30, 2012 were $423. The balance of leases payable at June 30, 2012 was $2,630. Future lease payments are:

2012	$645
2013	1,127
2014	858
$2,630

B.   LEASE ON ADDITIONAL FACILITIES

In July 2011, the Company signed a one-year lease for an additional 2,000 square feet at a rate of $8.25/ s.f, that terminated in June 2012. The lease expense for the six months ended June 30, 2012 was $8,159.

Effective July 2012, the Company renewed this lease for one year, at an annual rate of $16,800 or $8.40/ s.f, terminating in June 2013. The lease also has a remaining 1-year extension.

NOTE 12 - LEASE OBLIGATIONS

A.  CAPITALIZED LEASE OBLIGATIONS

In 2009, the Company acquired $27,401 of property and equipment via capitalized lease obligations at an average interest rate of 18.4%. Lease principle payments made in the year ended December 31, 2011 was $5,964. The balance of leases payable at December 31, 2011 was $3,053. Future lease payments are:

2012	$898
2013	1,127
2014	1,028

$3,053